Income taxes and deferred taxes	12 Months Ended
Dec. 31, 2019
Disclosure Of Income Tax [Abstract]
Income taxes and deferred taxes

18. Income taxes and deferred taxes

The Group is subject to income taxes in Switzerland, Ireland and the United States.

The Company is subject in Switzerland to a municipal and cantonal income tax rate of 22.6% and to a federal tax rate of 8.5% on its profits after tax. It is entitled to carry forward any loss incurred for a period of seven years and can offset such losses carried forward against future taxes. In 2015, the Company was granted by the State Council of the Canton of Geneva an exemption of income and capital tax at municipal and cantonal levels for the period from 2013 until 2022. Because of this exemption, and the fact that the Company has incurred net losses since its inception, no income tax expense at the municipal, cantonal or federal levels was recorded in the Company for the years ended December 31, 2019 and 2018. Additionally, due to the uncertainty as to whether it will be able to use its net loss carryforwards for tax purposes in the future, no deferred taxes have been recognized on the balance sheet of the Company as of December 31, 2019 and December 31, 2018.

On May 19, 2019, the Canton of Geneva approved the implementation of the national proposal of the tax law named “Federal Act on Tax Reform and AHV Financing” (TRAF). This new tax law results in the abolition of special tax status companies at cantonal level (privileged taxation as holding company, mixed company and domiciliary company), and introduces a range of tax measures including the reduction of corporate income tax rate and capital tax base. As a result of this reform, the Company will be subject to a municipal and cantonal income tax rate of 14.0%, effective on January 1, 2020, while keeping the benefit of the exemption granted in 2013. Since the Company has incurred recurring losses since inception, it does not expect a significant impact resulting from the implementation of the TRAF.

The following table details the tax losses carry forwards of the Company and their respective expiring dates.

Expiring tax losses

	As at December 31,
in USD ‘000	2019	2018
2020	2,950	2,896
2021	11,687	11,473
2022	16,394	16,093
2023	28,879	28,349
2024	59,103	58,019
2025	68,662	67,403
2026	99,915	—
Total unrecorded tax losses carry forwards	287,590	184,233

The Company’s Irish subsidiary has no activity, and, therefore, no income tax expense was recorded in such entity for the years ended December 31, 2019 and 2018.

The Company’s U.S. subsidiary, ObsEva USA Inc., is a service organization for the Group and is therefore subject to taxes on the revenues generated from its services to the Group that are charged based upon the U.S. subsidiary’s cost plus arrangement with the Group. The profits of the U.S. subsidiary for the year ended December 31, 2019 and 2018 were subject to a total U.S. income tax rate of 27.3% based on both the U.S. federal and Massachusetts state tax rates. The income tax for the year ended December 31, 2019 and 2018 were USD 67 thousand and USD (45) thousand, respectively. Additionally, since ObsEva USA Inc. is totally dependent on ObsEva SA for revenue, there is uncertainty as to whether ObsEva USA Inc. will be able to use a deferred tax asset for tax purposes in the future, therefore, no deferred taxes have been recognized on the balance sheet of the Group as of December 31, 2019 and December 31, 2018.

The following elements explain the difference between the income tax expense at the applicable Group tax rate and the effective income tax expense:

	Year ended December 31, 2019
in USD ‘000	ObsEva SA	ObsEva USA	Total Group
Net loss before tax	(107,120)	(1,603)	(108,723)
Statutory tax rate (blended at Group level)	7.8%	27.3%	8.1%
Income tax credit at statutory tax rates	(8,355)	(438)	(8,793)
Tax impact of permanent differences	770	76	846
Temporary differences not recognized as deferred tax assets	—	448	448
Adjustments for current tax of prior periods	—	—	—
Tax on losses not recognized as deferred tax assets	7,586	(19)	7,567
Effective income tax expense	—	67	67
Effective tax rate	0.0%	(4.2)%	(0.1)%

	Year ended December 31, 2018
in USD ‘000	ObsEva SA	ObsEva USA	Total Group
Net loss before tax	(75,616)	(1,145)	(76,761)
Statutory tax rate (blended at Group level)	7.8%	27.3%	8.1%
Income tax credit at statutory tax rates	(5,898)	(313)	(6,211)
Tax impact of permanent differences	602	76	678
Temporary differences not recognized as deferred tax assets	—	251	251
Adjustments for current tax of prior periods	—	(59)	(59)
Tax on losses not recognized as deferred tax assets	5,296	—	5,296
Effective income tax credit	—	(45)	(45)
Effective tax rate	0.0%	3.9%	0.1%